RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS

16.	RELATED PARTY BALANCES AND TRANSACTIONS

Key management includes personnel having the authority and responsibility for planning, directing and controlling the activities of the Company and includes the directors and executive officers.

Expenses incurred to key management are:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
	$	$
Salaries and Benefits	1,572	959
Non-executive directors’ fees	—	15
Stock-based compensation	869	554
Total	2,441	1,528

During the year ended December 31, 2021 the Company paid $191 in lease payments to a company owned by a director. $179 was recognized as depreciation and interest expense the right of use asset and on the lease liability respectively.

During the year ended December 31, 2020 the Company paid $159 in lease payments to a company owned by a director. $160 was recognized as depreciation and interest expense on the right of use asset and the lease liability respectively.

Balances with key management and other related parties are:

As at December 31, 2021, included in accounts payable are balances owing to key management or companies controlled by officers of the Company in the amount of $1 (December 31, 2020 - $3).

All related party balances are non-interest bearing, unsecured and have no fixed terms of repayment and have been classified as current.